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VIA EDGAR

May 4, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley California Tax-Free Daily Income Trust
File Nos. 33-21803; 811-5554

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Daily Income Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus contained in Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2022, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2022, accession number 0001133228-22-002749.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai